FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2026
SCHEDULE OF FOREIGN EXCHANGE RISK

	September 30, 2026			September 30, 2025
	USD	Change in currency	Effect on after tax loss	USD	Change in currency	Effect on after tax loss
Net monetary assets	$88,728,196	10%	$12,432,557	$49,053,639	10%	$6,846,570
Net monetary liabilities	(574,790)	10%	(81,551)	(279,135)	10%	(38,858)

SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

September 30, 2026	Level 1	Level 3	Total
Cash	$128,605,465	$-	$128,605,465
Equity securities in investee companies	28,571	640,049	668,620
Derivative liability	-	(376,515)	(376,515)
Total	$128,634,036	$263,534	$128,897,570

December 31, 2025	Level 1	Level 3	Total
Cash	$90,156,821	$-	$90,156,821
Equity securities in investee companies	71,429	-	71,429
Derivative liability	-	(492,470)	(492,470)
Total	$90,228,250	$(492,470)	$89,735,780

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonably possible changes to the expected volatility, the most significant unobservable input would have the following effects:

		Impact on comprehensive loss
Unobservable Inputs	Change	Nine months ended September 30, 2026	Year ended December 31, 2025
Volatility	20%	$13,930	$25,437